UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Broadway Gate Master Fund, Ltd.

Address:    c/o Goldman Sachs (Cayman) Trust, Limited
            Attn: Investor Service Department
            Gardenia Court, Suite 3307
            45 Market Street, Camana Bay
            PO Box 896
            Grand Cayman KY1-1103
            Cayman Islands

13F File Number: 028-13288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Dominic Giafaglione
Title:      Chief Financial Officer
Phone:      (212) 823-0953


Signature, Place and Date of Signing:


/s/ Dominic Giafaglione       New York, New York             February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number     Name

1.    028-13286                Broadway Gate Capital, LLC

SK 26102 0003 1069351